UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

Salient Private Access Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Private Access Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

Salient

Private Access Fund

Salient Private Access Master Fund, L.P.

Semi-Annual Report

June 30, 2019
(Unaudited)

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2019
(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $206,114,799)	$216,757,497
Investments in affiliated investments for which ownership exceeds 5% of the investment’s capital, at fair value (cost $17,855,704)	5,253,469
Investments in affiliated investments for which ownership exceeds 25% of the investment’s capital, at fair value (cost $8,594,584)	9,642,245
Investments in securities and CLO Equity, at fair value (cost $4,444,552)	4,500,340
Total investments	236,153,551
Cash and cash equivalents	18,235,636
Restricted cash:
Deposits at brokers for swaps	2,843,017
Interest and dividends receivable	12,679
Advanced contributions to Investment Funds	5,000,000
Receivable from investments sold	103,864
Prepaids and other assets	8,248
Total assets	262,356,995
Liabilities and Partners’ Capital
Withdrawals payable	5,833,550
Credit facility	21,750,000
Investment Management Fees payable	594,033
Payable to affiliate	76
Unrealized loss on swap agreements	3,105
Administration fees payable	61,106
Payable to Adviser	100,000
Payable to Directors	23,212
Accounts payable and accrued expenses	1,193,426
Total liabilities	29,558,508
Commitments and contingencies (see Note 3)
Partners’ capital	232,798,487
Total liabilities and partners’ capital	$262,356,995

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments
June 30, 2019
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Canada
Private Equity (0.72% of Partners’ Capital)
Alloy Merchant Partners, L.P. (1)(2)	August, 2018		$1,887,144	$1,673,233
Total Canada			1,887,144	1,673,233
Cayman Islands
Energy (0.95% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		3,266,772	1,236,190
Sentient Global Resources Fund IV, L.P.	June, 2011		2,141,766	970,017
Global Macro and Trading (5.21% of Partners’ Capital)
CCP Core Macro Fund LP- Class Newton USD	February, 2015		10,500,000	12,119,147
Private Equity (14.40% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		12,192	57,855
CX Partners Fund Ltd. (1)	April, 2009		2,958,162	2,572,355
Gavea Investment Fund II A, L.P.	May, 2007		—	6,858
Gavea Investment Fund III A, L.P.	September, 2008		—	93,736
India Asset Recovery Fund L.P.	October, 2006		102,450	175
J.C. Flowers III L.P. (1)	October, 2009		2,155,099	1,652,110
LC Fund IV, L.P. (1)	May, 2008		2,602,089	1,874,024
New Horizon Capital III, L.P. (1)	March, 2009		1,188,218	1,463,804
Northstar Equity Partners III (1)	June, 2011		1,346,195	1,307,145
Orchid Asia IV, L.P. (1)	November, 2007		1,047,749	4,487,100
Reservoir Capital Partners (Cayman), L.P.	June, 2009		330,950	536,003
Tiger Global Private Investment Partners IV, L.P.	March, 2007		194,568	32,270
Tiger Global Private Investment Partners V, L.P. (1)	January, 2008		1,473,889	1,190,141
Tiger Global Private Investment Partners VI, L.P. (1)	November, 2010		926,230	1,224,731
Trustbridge Partners II, L.P. (1)	December, 2007		1,126,041	1,102,452
Trustbridge Partners III, L.P. (1)	April, 2009		3,264,223	3,172,138
Trustbridge Partners IV, L.P. (1)	September, 2011		2,168,389	4,788,542

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2019
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Cayman Islands (continued)
Trustbridge Partners V, L.P.	November, 2015		$4,960,877	$7,957,897
Real Estate (0.47% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		959,961	263,030
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		864,748	826,614
Total Cayman Islands			43,590,568	48,934,334
Guernsey
Private Equity (0.13% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		356,500	308,287
Total Guernsey			356,500	308,287
Republic of Mauritius
Real Estate (0.00% of Partners’ Capital)
ORBIS Real Estate Fund I (2)	November, 2006		2,036,551	—
Total Republic of Mauritius			2,036,551	—
United Kingdom
Private Equity (0.84% of Partners’ Capital)
Darwin Private Equity I L.P. (1)	September, 2007		1,272,147	221,937
Sovereign Capital Limited Partnership III (1)	March, 2010		—	1,741,637
Real Estate (0.08% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		455,882	96,221
Patron Capital, L.P. II	February, 2005		136,384	14,356
Patron Capital, L.P. III	July, 2007		658,355	68,169
Total United Kingdom			2,522,768	2,142,320
United States
Energy (10.75% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)	October, 2007		299,488	73,461
ArcLight Energy Partners Fund V, L.P. (1)	December, 2011		892,531	674,740
CamCap Resources, L.P.	May, 2008		53,948	1,135

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2019
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
EIV Capital Fund II, LP (1)	December, 2014		$2,146,372	$2,659,663
EMG AE Permian Co-Investment, LP	July, 2014		3,140,712	463,059
EMG Iron Ore Holdco, LP	April, 2019		476,106	476,106
EnCap Energy Capital Fund VII-B LP (1)	October, 2007		1,528,419	264,057
EnCap Energy Infrastructure TE Feeder, L.P.	October, 2009		1,191,076	318,472
Energy & Minerals Group Fund II, L.P. (1)	November, 2011		2,086,956	2,204,417
Haddington Energy Partners III, L.P.	April, 2017		645,734	886,671
Intervale Capital Fund, L.P. (1)	May, 2008		1,123,185	1,338,396
Merit Energy Partners G, L.P.	September, 2009		3,165,628	2,253,255
Midstream & Resources Follow-On Fund, L.P. (1)	March, 2010		518,415	555,148
NGP Energy Technology Partners II, L.P. (1)	July, 2009		994,463	673,193
NGP IX Offshore Fund, L.P. (1)	March, 2008		720,612	161,085
NGP Midstream & Resources, L.P. (1)	October, 2007		1,114,994	341,616
Quantum Parallel Partners V, LP	October, 2008		5,023,221	6,101,681
TPF II-A, L.P.	October, 2008		1,384,952	159,106
Triangle Peak Partners II Annex Fund, LP (1)	July, 2015		916,597	1,006,473
Vortus Investments, LP	January, 2016		3,546,841	2,696,854
Vortus Investments II, LP (1)	August, 2017		1,042,210	1,041,742
Vortus NPR Co-investment	December, 2015		461,065	681,853
Event-Driven (2.39% of Partners’ Capital)
BDCM Partners I, L.P.	January, 2011		2,415,148	2,779,068
Credit Distressed Blue Line Fund, L.P. (2)	April, 2010		3,847,700	592,498
Fortelus Special Situations Fund Ltd.	May, 2010		136,414	503,541
Harbinger Capital Partners Fund I, L.P.	November, 2006		7,170,405	1,191,472
Harbinger Capital Partners Fund II, L.P.	July, 2010		922,338	87,240

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2019
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Harbinger Capital Partners Special Situations Fund, L.P.	December, 2006		$932,188	$58,893
Harbinger Class L Holdings (U.S.), LLC	July, 2010		6,653	42,178
Harbinger Class LS Holdings I (U.S.) Trust	May, 2013	592	401,956	—
Harbinger Class PE Holdings (U.S.) Trust	July, 2010	1	242,329	293,790
Prospect Harbor Credit Partners LP	February, 2010		7,577	20,807
Global Macro and Trading (2.21% of Partners’ Capital)
GAM Systematic Discovery Fund LP (3)	September, 2017		5,000,000	5,155,718
Private Equity (34.51% of Partners’ Capital)
Accel-KKR Capital Partners III, LP (1)	January, 2013		1,071,829	4,407,219
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		328,862	250,314
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		1,525,622	1,510,241
Armadillo Litigation Finance II (1)	February, 2016		166,559	431,127
Artis Ventures II, L.P.	November, 2014		2,152,000	2,906,924
Audax Mezzanine Fund II, L.P.	July, 2006		—	701
Aviator Capital Mid-Life Us Feeder Fund, LP	December, 2016		2,321,470	3,500,694
Aviator Capital IV US Feeder, L.P.	March, 2019		965,241	964,216
BDCM Opportunity Fund II, L.P. (1)	March, 2006		756,836	1,209,108
BLC Secured Credit Partners II LP	July, 2015		1,518,362	200,860
Catterton Growth Partners, L.P.	March, 2008		1,992,712	850,101
Chrysalis Ventures III, L.P.	December, 2006		348,237	175,148
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	March, 2017		2,554,253	2,315,579
Column Group II, LP	October, 2014		5,600,578	7,078,565
Column Group III, LP	May, 2016		2,093,769	2,145,964

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2019
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Crestline Opportunities Fund III, LLC	August, 2016		$3,225,699	$3,597,632
Crosslink Crossover Fund V, L.P.	May, 2007		327,302	252,302
Crosslink Crossover Fund VI, L.P.	March, 2007		—	1,684,556
Dace Ventures I, LP	June, 2007		350,584	152,625
Fairhaven Capital Partners, L.P.	March, 2008		1,654,414	971,897
Founders Fund III, LP	May, 2010		994,718	4,391,186
Founders Fund IV, LP	January, 2012		746,327	5,715,809
Freedom Participation Partners I, LLC (1)	July, 2016		1,504,761	367,620
Garrison Opportunity Fund LLC	February, 2010		—	108,685
Garrison Opportunity Fund II A LLC (1)	March, 2011		—	668,946
HealthCor Partners Fund, L.P.	August, 2007		1,044,252	1,208,791
ILS Property & Casualty Master Fund Ltd. (1)	November, 2014		2,074,179	2,222,287
Ithan Creek Partners, L.P.	October, 2008		34,061	139,847
Kayne Anderson Real Estate Debt, L.P. (1)	June, 2016		1,655,229	1,494,352
Kayne Anderson Real Estate Debt II, L.P. (1)	July, 2017		1,372,227	1,344,948
MatlinPatterson Global Opportunities Partners III, L.P. (1)	July, 2007		1,551,593	663,646
Middle East North Africa Opportunities Fund, L.P. (2)	July, 2008	728	728,344	69,259
Monomoy Capital Partners, L.P.	November, 2006		907,709	47,282
Monomoy Capital Partners II, L.P. (1)	May, 2011		1,386,193	1,090,808
Monomoy Capital Partners III, L.P. (1)	December, 2017		1,066,992	868,940
Parabellum Partners I, LP	August, 2017		1,875,037	1,951,309
Pine Brook Capital Partners, L.P. (1)	January, 2008		2,063,035	709,866
Pinto America Growth Fund, L.P.	July, 2006		30,193	238,092
Private Equity Investment Fund V, L.P.	April, 2009		5,677,931	3,189,989
Red Dot Holdings III, LP	February, 2019		1,902,924	1,648,287

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2019
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Rosebrook 2018 Co-Invest I, L.P. (3)	January, 2018		$1,052,606	$1,236,527
Saints Capital VI, L.P.	April, 2008		1,752,038	476,657
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		224,326	178,609
Sanderling Venture Partners VI, L.P.	June, 2005		119,592	148,616
Sterling Capital Partners II, L.P.	August, 2005		208,153	39,256
Sterling Group Partners II, L.P.	July, 2005		199,627	—
Sterling Group Partners III, L.P.	April, 2010		1,416,791	697,805
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		28,951	142,053
Strattam Capital Investment Fund, L.P. (1)	December, 2015		3,972,725	4,143,038
Strattam Capital Investment Fund II, L.P. (1)	February, 2018		847,270	777,274
Strattam Co-Invest Fund V, L.P.	December, 2018		453,214	450,039
Strattam Co-Invest Fund VI, L.P.	December, 2018		453,214	450,853
TAEF Fund, LLC	August, 2008		476,124	632,565
Tenaya Capital V, LP	November, 2007		297,194	443,043
Tenaya Capital VI, LP	July, 2012		1,432,465	1,742,483
The Column Group, LP	September, 2007		1,721,439	2,047,613
The Raptor Private Holdings L.P.	January, 2009	188	128,227	56,078
Trivest Fund IV, L.P. (1)	November, 2007		—	76,703
Tuckerbrook SB Global Distressed Fund I, L.P.	July, 2007		142,433	281,244
Valiant Capital Partners LP	July, 2009		469,175	1,050,343
VCFA Private Equity Partners IV, L.P.	March, 2005		348,972	50,724
VCFA Venture Partners V, L.P. (1)	January, 2007		808,366	542,142
Voyager Capital Fund III, L.P.	May, 2007		328,913	416,866
WestView Capital Partners II, L.P.	August, 2009		1,258,145	1,514,214
Real Estate (5.39% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		586,220	408,057
Florida Real Estate Value Fund, L.P. (1)	October, 2010		—	252,332

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2019
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
GTIS Brazil Real Estate Fund (Brazilian Real) LP (1)	July, 2008		$2,448,871	$2,470,441
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		11,941	60,318
Monsoon Infrastructure & Realty Co-Invest, L.P.	February, 2008		1,560,996	1,887,655
Northwood Real Estate Co-Investors LP (1)	April, 2008		508,045	650,580
Northwood Real Estate Partners LP (1)	April, 2008		1,394,219	1,901,824
Parmenter Realty Fund IV, L.P.	May, 2011		261,110	2,268
Pennybacker IV, LP (1)	February, 2018		1,915,385	1,924,145
Prescott Strategies Fund I LP	June, 2019		1,051,976	995,329
PSF I Jax Metro Holdings, LLC	March, 2019		808,797	829,975
SBC US Fund II, LP	June, 2011		1,071,426	1,116,206
Square Mile Partners III LP	April, 2008		710,002	37,238
Relative Value (21.09% of Partners’ Capital)
CIFC SSC Loan Fund, L.P.	April, 2016		5,000,000	6,976,620
Eton Park Fund, L.P.	June, 2009		315,225	15,891
King Street Capital, L.P.	November, 2009		16,080	67,344
Magnetar Capital Fund LP	February, 2009		—	56,625
Magnetar SPV LLC	May, 2008		32,888	2,100
Millennium USA LP	April, 2012		4,220,701	14,108,202
Napier Park IG Muni First Loss Fund, LP (3)	April, 2015		2,541,978	3,250,000
OZ Asia Domestic Partners, LP	December, 2007		305,420	67,495
PIPE Equity Partners, LLC (2) (4)	August, 2008		3,332,051	—
PIPE Select Fund, LLC (2) (4)	September, 2008		2,866,761	—
Prophet Opportunity Partners LP	March, 2017		6,000,000	6,807,056
Stark Select Asset Fund, LLC	July, 2010		—	15,009
STS Partners Fund, LP	November, 2016		5,500,000	6,992,612
The 1609 Fund Ltd.	January, 2018	10,000	10,000,000	10,734,506
Total United States			179,726,319	177,727,683
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			230,119,850	230,785,857	99.14%

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2019
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Private Equity (0.02% of Partners’ Capital)
Q China Holdings Ltd.	December, 2013	331	$37,743	$41,278
Q India Holdings Ltd.	December, 2013	1,619	162,199	284
Relative Value (0.09% of Partners’ Capital)
CRC Credit Fund Ltd.	July, 2010	8,339	146,640	212,328
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			346,582	253,890
Total Passive Foreign Investment Companies			346,582	253,890	0.11%
Private Corporations
United States
Real Estate (0.00% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.	August, 2006		1,495,755	10,564
Total Private Corporations			1,495,755	10,564	0.00%
Total Investments in Investment Funds (6)			231,962,187	231,050,311	99.25%
Investments in CLO Equity
United States
Relative Value (1.31% of Partners’ Capital)
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 11.96%, due 10/1/2031 (1)(5)	October, 2018		3,118,300	3,050,000
Total Investments in CLO Equity			3,118,300	3,050,000	1.31%

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2019
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Securities
Limited Liability Companies
United States
Private Equity (0.21% of Partners’ Capital)
Clovis Point II RIVS Investment, LLC (4)	March, 2019		$500,000	$500,000
Total Limited Liability Companies			500,000	500,000	0.21%
Common Stocks
United States
Professional Services (0.26% of Partners’ Capital)
Milton ZXP LLC - Class A Units (2)(4)(6)	February, 2018	5,000	602,900	602,900
REVA Medical, Inc.		50,795	26,262	—
Total Common Stocks			629,162	602,900	0.26%
Preferred Stocks
United States
Food Technology (0.18% of Partners’ Capital)
Credible Inc., Series A Preferred Stock (4)	April, 2015	19,842	299,995	429,976
Professional Services (0.19% of Partners’ Capital)
Hired, Inc., Series C Preferred Stock (4)	December, 2015	78,280	399,995	420,364
Total Preferred Stocks (6)			699,990	850,340	0.37%
Convertible Note Purchase Agreements
United States
Food Technology (0.04% of Partners’ Capital)
Credible, Inc. (1) (4)	April, 2016		100,000	100,000
Total Purchase Agreements (6)			100,000	100,000	0.04%
Total Investments in Securities			1,929,152	2,053,240	0.88%
Total Investments			$237,009,639	$236,153,551	101.44%

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2019
(Unaudited)

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2019 were $46,679,451. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment’s capital (See Note 5b).
(3)	Affiliated investments for which ownership exceeds 25% of the investment’s capital (See Note 5b).
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2019. The total of all such investments represents 0.88% of partners’ capital.
(5)

CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

(6)	Restricted investments as to resale.

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2019
(Unaudited)

Total Return Swap Agreements:

Underlying Instrument	Counterparty	Pay / Receive Total Return	Financing Rate / Frequency	Maturity Date	Notional Amount at Value [1]	Premium (Paid) Received	Unrealized Gain (Loss)	Value
Lyxor Swap [2]	Societe Generale	Pay	3M LIBOR + 1.30% / Quarterly	2/20/2020	$10,266,294	$—	$(3,105)	$(3,105)

1	Reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
2	The underlying investment is the Lyxor/Bridgewater Fund Limited - Class B.

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2019
(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $181,256)*	$452,424
Interest income	908,295
Total investment income	1,360,719
Expenses:
Investment Management Fees	1,193,257
Administration fees	84,424
Professional fees	316,105
Consulting fees	41,640
Custodian fees	29,093
Directors’ fees	50,754
Interest expense	720,748
Other expenses	117,623
Total expenses	2,553,644
Net investment loss	(1,192,925)
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	8,034,662
Net realized gain from futures contracts	404,539
Net realized gain (loss) from swap agreements	(1,112,806)
Net realized gain (loss)	7,326,395
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(1,240,976)
Change in unrealized appreciation/depreciation on swap agreements	(3,105)
Change in unrealized appreciation/depreciation on futures contracts	(62,507)
Change in unrealized appreciation/depreciation from affiliated investments	799,431
Change in unrealized appreciation/depreciation	(507,157)
Net realized and unrealized gain (loss):	6,819,238
Net increase in partners’ capital resulting from operations	$5,626,313

*	Non-cash dividends amounted to $339,434.

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2018 and Six Months Ended June 30, 2019
(Unaudited)

Partners’ capital at December 31, 2017	$268,607,893
Contributions	3,700,835
Withdrawals	(33,206,179)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,442,018)
Net realized gain from investments and foreign currency translations	12,476,366
Net realized gain from futures contracts	9,791
Net realized loss from swap agreements	(132,117)
Net realized gain from affiliated investments	49,836
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(9,021,209)
Change in unrealized appreciation/depreciation from swap agreements	1,635,898
Change in unrealized appreciation/depreciation on futures contracts	62,507
Change in unrealized appreciation/depreciation from affiliated investments	(1,477,133)
Net increase in partners’ capital resulting from operations	1,161,921
Partners’ capital at December 31, 2018	$240,264,470
Withdrawals	(13,092,296)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,192,925)
Net realized gain from investments and foreign currency translations	8,034,662
Net realized gain from futures contracts	404,539
Net realized loss from swap agreements	(1,112,806)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(1,240,976)
Change in unrealized appreciation/decpreciation on swap agreements	(3,105)
Change in unrealized appreciation/depreciation on futures contracts	(62,507)
Change in unrealized appreciation/depreciation from affiliated investments	799,431
Net increase in partners’ capital resulting from operations	5,626,313
Partners’ capital at June 30, 2019	$232,798,487

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2019
(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$5,626,313
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(12,282,330)
Proceeds from disposition of investments	18,677,600
Net realized gain from investments and foreign currency translations	(8,034,662)
Net realized loss from swap agreements	1,112,806
Net realized gain from futures contracts	(404,539)
Change in unrealized depreciation from investments and foreign currency translations	1,240,976
Change in unrealized depreciation from swap agreements	3,105
Change in unrealized depreciation on futures contracts	62,507
Change in unrealized appreciation from affiliated investments	(799,431)
Change in operating assets and liabilities:
Advanced contributions to Investment Funds	(5,000,000)
Interest and dividends receivable	(1,983)
Receivable from investments sold	2,185,193
Receivable from broker for swaps sold	706,359
Offshore withholding tax receivable	36,741
Prepaids and other assets	12,396
Payable for investments purchased	(17,361)
Investment Management Fees payable	(27,176)
Offshore withholding tax payable	(200,535)
Administration fees payable	(13,690)
Payable to Directors	254
Accounts payable and accrued expenses	553,695
Net cash provided by operating activities	3,436,238
Cash flows from financing activities:
Withdrawals	(13,499,446)
Net cash used in financing activities	(13,499,446)
Effect of exchange rate changes in cash	38,752
Net change in cash, cash equivalents and restricted cash	(10,024,456)
Cash, cash equivalents and restricted cash at beginning of period	31,103,109
Cash, cash equivalents and restricted cash at end of period	$21,078,653
Supplemental schedule of cash activity:
Cash paid for interest	$720,748
Supplemental schedule of non-cash activity:
Non-cash dividends received in kind	$339,434

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2019
(Unaudited)

(1)	ORGANIZATION

The Salient Private Access Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently six feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments of sufficient credit quality with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of June 30, 2019.

Investments held by the Master Fund are valued as follows:

●

INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee,

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

●

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time.

Options that are listed on a securities exchange are generally valued on the valuation date at the closing mid of posted market on the exchange on which they are listed. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date.

Options traded on an over-the-counter market are generally valued using the midpoint of the closing bid and ask price provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

Forward foreign currency exchange contracts are valued at prices supplied by an approved Pricing Vendor. The Pricing Vendor will consider spot and forward market prices and various other relevant factors in determining the fair values. Such valuations are provided by a pricing service approved by the Board.

●

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value.

Collateralized loan obligation (“CLO”) equity investments are valued according to prices as supplied by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker that normally deals in such investments on the valuation date.

●

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statement of Changes in Partners’ Capital.

(f)	DERIVATIVE INSTRUMENTS

All open derivative positions at period-end, if any, are presented in the Master Fund’s Schedules of Investments. The Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

●

OPTIONS CONTRACTS—The Master Fund may invest in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

●

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

●

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its hedging strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Master Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Master Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation/depreciation until the contracts are closed, when they are recorded as net realized gain (loss) from futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

●	SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the obligation to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master Fund may not perform as expected. Risks may arise as a result of the failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference assets. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of June 30, 2019, and where such derivatives are recorded:

	Assets		Liabilities
	Unrealized Gain on Swap Agreements	Variation Margin on Futures Contracts	Unrealized Loss on Swap Agreements	Variation Margin on Futures Contracts
Equity Risk Exposure:
Swap Agreements	$—	$—	$3,105	$—
Total	$—	$—	$3,105	$—

The following is a summary of the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019:

	Net Realized Gain (Loss) from Swap Agreements	Change in Unrealized Appreciation/ Depreciation from Swap Agreements	Net Realized Gain (Loss) from Futures Contracts	Change in Unrealized Appreciation/ Depreciation from Futures Contracts
Equity Risk Exposure:
Swap Agreements	$(1,112,806)	$(3,105)	$—	$—
Futures Contracts	—	—	404,539	(62,507)
Total	$(1,112,806)	$(3,105)	$404,539	$(62,507)

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

As described above, the Master Fund utilized derivative instruments to achieve its investment objective during the six months ended June 30, 2019. The Master Fund may enter into International Swap and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreements with its derivative contract counterparties whereby the Master Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the ISDA Master Agreements in place at June 30, 2019, the Master Fund is subject to master netting agreements that allow for amounts owed between the Master Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to or from different counterparties. The Master Fund’s Statement of Assets, Liabilities and Partners’ Capital presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts to present below. The following is a summary of gross amounts of the derivative instruments, amounts related to derivative instruments/cash collateral not offset in the Statement of Assets, Liabilities and Partners’ Capital and net amounts:

Swap Agreements	Counterparty	Gross Amount of Recognized Assets/ (Liabilities)	Gross Amount Available for Offset	Net Amounts of Assets/ (Liabilities)	Financial Instruments Pledged	Cash Collateral Received/ (Pledged)	Net Amount
Unrealized Loss on Swap Agreements - Liability	Societe Generale	$—	$—	$—	$—	$—	$—
Unrealized Gain on Swap Agreements - Asset	Societe Generale	$—	$—	$—	$—	$—	$—

The following is a summary of the average monthly notional value of swap agreements and futures contracts in the Master Fund for the six months ended June 30, 2019, as well as the notional value of swap agreements outstanding as of June 30, 2019:

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2019
Total Return Swap Agreements	$10,881,781	$10,266,294
Futures Contracts Purchases	$—	$—

(g)	COLLATERALIZED LOAN OBLIGATIONS

The Master Fund’s CLO equity investments involves a number of significant risks. CLO equity investments are typically very highly leveraged (nine to thirteen times) and therefore the equity tranches in which the Master Fund is currently invested are subject to a higher degree of risk of total loss. The Master Fund generally has the right to receive payments only from the CLO, and generally does not have the direct rights against the underlying borrowers or the entity that sponsored the CLO. The Master Fund indirectly bears the risks of the underlying loan investments or collateral held by the CLO. If an underlying asset of a CLO declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both of the Master Fund’s income and NAV may be adversely impacted.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

(h)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RIC’s that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of June 30, 2019, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(i)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(j)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

(k)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund serves as withholding agent for its offshore feeder funds.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period.

For the current open tax years, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(l)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

●

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2—investments with other significant observable inputs

●	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of June 30, 2019 and assets valued at NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the financial statements:

	LEVEL 1		LEVEL 2		LEVEL 3		INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Investments	Other Financial Instruments^
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$—	$—	$—	$—	$27,238,390	$27,238,390	$—
Event-Driven	—	—	—	—	—	—	5,569,487	5,569,487	—
Global Macro and Trading	—	—	—	—	—	—	17,274,865	17,274,865	—
Private Equity	—	—	—	—	—	—	117,804,897	117,804,897	—
Real Estate	—	—	—	—	—	—	13,804,758	13,804,758	—
Relative Value	—	—	—	—	—	—	49,093,460	49,093,460	—
Passive Foreign Investment Companies
Private Equity	—	—	—	—	—	—	41,562	41,562	—
Relative Value	—	—	—	—	—	—	212,328	212,328	—
Private Corporations
Real Estate	—	—	—	—	—	—	10,564	10,564	—
Investments in CLO Equity
Relative Value	—	—	3,050,000	—	—	—	—	3,050,000	—
Investment Securities
Limited Liability Companies
Private Equity	—	—	—	—	500,000	—	—	500,000	—
Common Stocks
Professional Services	—	—	—	—	602,900	—	—	602,900	—
Preferred Stocks
Food Technology	—	—	—	—	429,976	—	—	429,976	—
Professional Services	—	—	—	—	420,364	—	—	420,364	—
Convertible Note Purchase Agreement
Food Technology	—	—	—	—	100,000	—	—	100,000	—
Derivative Instruments
Swap Agreements	—	(3,105)	—	—	—	—	—	—	(3,105)
Total	$—	$(3,105)	$3,050,000	$—	$2,053,240	$—	$231,050,311	$236,153,551	$(3,105)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Investments as investments, such as swap agreements. These financial instruments are generally recorded in the financial statements at the unrealized gain or loss on the financial instrument.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for the investment held as of June 30, 2019:

	Fair Value as of June 30, 2019	Valuation Technique	Unobservable Input*	Multiple
Investments
Common Stock
United States
Professional Services	$602,900	Market Comparable Companies	EBITDA Multiple	5.32
Preferred Stocks
United States
Food Technology	429,976	Market Comparable Companies	Revenue Multiple	10.55
Limited Liability Company
United States
Private Equity	500,000	Market Comparable Companies	Revenue Multiple	2.5
Total Investments	$1,532,876

*	The impact on valuation from an increase in input would be an increase.

Except as disclosed above, the Master Fund’s significant Level 3 investments have been valued using unadjusted third party transactions and quotations or unadjusted historical third party financial information. As a result, fair value assets of $520,364 have been excluded from the preceding table as quantitative unobservable inputs for the valuations of such assets were not developed or adjusted by the Master Fund.

The following is a reconciliation of the Level 3 investments held at June 30, 2019 based on the inputs used to determine fair value:

	Balance as of December 31, 2018	Gross Purchases	Gross Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2019
Investments
Investments in Securities
Limited Liability Companies
Private Equity	$—	$500,000	$—	$—	$—	$500,000
Common Stocks
Professional Services	500,000	102,900	—	—	—	602,900
Preferred Stocks
Food Technology	429,976	—	—	—	—	429,976
Professional Services	420,364	—	—	—	—	420,364
Convertible Note Purchase Agreements
Food Technology	100,000	—	—	—	—	100,000
Total Investments	$1,450,340	$602,900	$—	$—	$—	$2,053,240

The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2019 is $0.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2019, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy(a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$27,238	$9,493	Up to 10 years	N/A	N/A	Up to 15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	5,569	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading(c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	17,275	N/A	N/A	Quarterly	30-90	Up to 5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity(d)	Investments in nonpublic companies.	117,847	29,771	Up to 10 years	N/A	N/A	Up to 10 years
Real Estate(e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	13,815	7,415	Up to 10 years	N/A	N/A	Up to 10 years

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Relative Value(f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	$49,306	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$231,050	$46,679

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds and the possible use of a credit facility, so that the Fund may cover any funding call by Investment Funds.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of June 30, 2019:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
Millennium USA LP	6.06%

Millennium USA, LP invests a substantial portion of its capital in Millennium Partners, L.P. (“MLP”) as a limited partner. The MLP is engaged in the business of trading equities, fixed income products, options, futures and other financial instruments.

			Yes	Quarterly	Subject to a 25% investor level gate; 12 month soft lock with 4% early redemption fee.
CCP Core Macro Fund LP- Class Newton USD	5.21%	CCP Core Macro Fund is a systematic global macro hedge fund that invests in futures, equities and other liquid financial instruments.	No	Daily	Daily liquidity with three business day’s notice

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Periodically, the Adviser recommends to the Board that the Master Fund offer to repurchase Interests during the year, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of June 30, 2019 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $12,282,331 and $9,583,313 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost of investments and securities as of June 30, 2019, was $237,009,639 resulting in accumulated net unrealized depreciation of $856,088 consisting of $56,160,508 in gross unrealized appreciation and $57,016,596 in gross unrealized depreciation. As of June 30, 2019, the Master Fund’s gross notional amount for total return swap agreements was $10,266,294 resulting in accumulated net and gross unrealized depreciation of $3,105.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

(b)	AFFILIATED INVESTMENTS

As of June 30, 2019, certain of the Master Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during six months ended June 30, 2019) is shown below:

Affiliated Investments	Shares 12/31/2018	Shares 6/30/2019	Fair Value 12/31/2018	Cost of Purchases	Proceeds from Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Fair Value 6/30/2019	Dividend Income
Ownership exceeds 5% of the investment’s Capital:
Alloy Merchant Partners, L.P.			$1,418,249	$400,000	$(103,679)	$—	$(41,337)	$1,673,233	$12,101
Colbeck Strategic Lending Onshore Feeder, LP			905,332	1,392,247	(13,748)	—	31,748	2,315,579	—
Credit Distressed Blue Line Fund, L.P.			595,549	—	—	—	(3,051)	592,498	—
Middle East North Africa Opportunities Fund, L.P.	728	728	86,572	—	—	—	(17,313)	69,259	—
Milton ZXP LLC - Class A Units			500,000	102,900	—	—	—	602,900	—
ORBIS Real Estate Fund I			1,066,760	—	(1,384,720)	—	317,960	—	—
PIPE Equity Partners, LLC			—	—	—	—	—	—	—
PIPE Select Fund, LLC			—	—	—	—	—	—	—
Total			4,572,462	1,895,147	(1,502,147)	—	288,007	5,253,469	—
Ownership exceeds 25% of the investment’s Capital:
GAM Systematic Discovery Fund LP			4,626,934	—	—	—	528,784	5,155,718	—
Napier Park IG Muni First Loss Fund, LP			3,149,412	—	(42,270)	—	142,858	3,250,000	—
Rosebrook 2018 Co-Invest I, L.P.			1,396,745	—	—	—	(160,218)	1,236,527	—
Total			9,173,091	—	(42,270)	—	511,424	9,642,245	—
Total Affiliated Investments			$13,745,553	$1,895,147	$(1,544,417)	$—	$799,431	$14,895,714	$—

*	Sales include return of capital

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion,

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the six months ended June 30, 2019, was $84,424.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2019, $1,193,257 was incurred for Investment Management Fees.

(b)	PLACEMENT AGENTS

The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of June 30, 2019, the two largest non-affiliated sub-placement agents service approximately 45.86% of the feeder funds assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which may affect the Master Fund.

(9)	FUND BORROWING

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on August 1, 2018. The terms of the Credit Agreement provide a $25,000,000 secured revolving credit facility. Borrowings under the Credit Agreement are secured by all of the Master Fund’s investments, cash and cash equivalents. The Credit Agreement provides for a commitment fee of 0.85% per annum on unused capacity plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (“LIBOR”) plus 1.85% per annum as defined

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

in the Credit Agreement. The average principal balance and weighted average interest rate for the six months ended June 30, 2019, was approximately $21,750,000 and 4.49% respectively. At June 30, 2019, the principal balance outstanding was $21,750,000 at an interest rate of 4.37%.

(10)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net investment loss to average partners’ capital (1)	(1.02)%	(0.96)%	(1.72)%	(0.59)%	(0.30)%	(1.79)%
Expenses to average partners’ capital (1),(2)	2.18%	2.47%	2.60%	1.73%	1.67%	2.68%
Portfolio turnover	4.07%	17.39%	11.07%	16.94%	12.52%	16.96%
Total return (3)	2.42%	0.45%	5.49%	(0.73)%	2.94%	6.43%
Partners’ capital, end of period (000s)	$232,798	$240,264	$268,608	$285,009	$315,003	$319,160

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)	Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period.
(2)	Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds.
(3)	Calculated as geometrically linked monthly returns for each month in the period.

(11)	NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in this ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of this ASU on the Master Fund.

(12)	SUBSEQUENT EVENTS

Based on the partners’ capital of the Master Fund, the Adviser recommended to the Board that a tender offer to repurchase interests in an amount of up to $5,811,500 be made for the quarter ending September 30, 2019 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of a tender offer with an August 30, 2019 expiration date (“Expiration Date”). In response to the number of partners electing to tender their Interests as of the Expiration Date, which amounted to approximately $66 million in gross redemptions as of August 20, 2019, the Adviser, in its discretion, will pro-rate the amount elected to be tendered in accordance with the Master Fund’s repurchase procedures. The final amount that is accepted by the Master Fund will appear in the next report to partners.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2019
(Unaudited)

Effective July 31, 2019, the Master Fund extended the Credit Agreement with Credit Suisse AG for an additional year. The new expiration date is July 29, 2020.

Management of the Master Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2019.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2019
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Salient Private Access Master Fund, L.P., the Salient Private Access Registered Fund, L.P., the Salient Private Access Institutional Fund, L.P, and the Salient Private Access TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,000 paid quarterly, an annual Board meeting fee of $3,000 paid quarterly, a fee of $1,000 per informal Board meeting, a fee of $500 per telephonic Board meeting, annual fees of $625, $833 and $625 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $3,000, $3,000 and $5,000 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the lead Independent Director, paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2019.

Asset Class(1)	Fair Value	%
Energy	$27,238,390	11.53
Event-Driven	5,569,487	2.36
Food Technology	529,976	0.22
Global Macro and Trading	17,274,865	7.32
Private Equity	118,346,459	50.12
Professional Services	1,023,264	0.43
Real Estate	13,815,322	5.85
Relative Value	52,355,788	22.17
Total Investments	$236,153,551	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2019
(Unaudited)

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

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Investment Adviser
Endowment Advisers, L.P.

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
Citibank, N.A.

Independent Registered Public Accounting Firm
KPMG LLP

Legal Counsel
K&L Gates LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Salient Private Access Master Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	September 9, 2019

By (Signature and Title)	/s/ Thomas Dusenberry
Thomas Dusenberry
Principal Financial Officer

Date:	September 9, 2019